Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Total unrecognized compensation expense	$ 5.1	$ 2.6
Weighted average period over which unrecognized compensation is expected to be recognized	3 years 4 months 24 days	2 years